Prepayments and other assets - Schedule of Prepayments and Other Assets (Detail) - USD ($) $ in Thousands		Dec. 31, 2016		Jan. 31, 2016	Dec. 31, 2015
Current portion:
Advance to suppliers		$ 2,392			$ 882
Interest-free loans to employees	[1]	3,964			3,200
Advance to employees for business purposes		351			957
Interest receivable		210			564
Rental and other deposits		1,014			224
Prepayment for share repurchase plan			[2]	$ 700	712	[2]
Prepaid management insurance		145			209
Receivable from Nesound	[3]	3,748			4,004
Prepayment for taxation		1,392			2,041
Others		377			275
Total of prepayments and other current assets		13,593			13,068
Non-current portion:
Long term receivable					1,812
Low-interest loans to employees, non-current portion	[4]	697			833
Total of long-term prepayments and other assets		1,187			7,431
Online game licenses [Member]
Non-current portion:
Prepayments for intangible assets		$ 490			$ 4,786

[1]	The Group had entered into loan contracts with certain employees as at December 31, 2015 and 2016, under which the Group provided interest-free loans to these employees. The loan amounts vary amongst different employees and are repayable on demand.
[2]	As of December 31, 2015, the prepayment for share repurchase plan represented prepayment made to a securities broker for a share repurchase program up to USD 20 million announced in December 2014. In January 2016, the Company announced another share repurchase program to purchase up to USD 20 million shares and prepaid USD 0.7 million to a securities broker. As of December 31, 2016, all the prepayment has been utilized.
[3]	The Group sold Kankan to Nesound in July 2015. As at December 31, 2016, there is a balance receivable amounted to USD 3,748 thousand which was past due. The Group have brought the claim against Nesound to the arbitration tribunal and considered that the balances can be collected in full.
[4]	The Group had entered into loan contracts with certain employees as at December 31, 2015 and 2016, under which the Group provided low-interest loans to these employees. The loan amounts vary amongst different employees and are repayable in equal instalments on a monthly basis over the term of 10 years.